October 4, 2013

VIA EDGAR SUBMISSION

Securities and Exchange Commission

450 Fifth Street

Judiciary Plaza

Washington, D.C. 20549

Re: Prudential Investment Portfolios 18: Form N-1A

Post-Effective Amendment No. 26 to the Registration

Statement under the Securities Act of 1933;

Amendment No. 27 to the Registration Statement under

the Investment Company Act of 1940

Securities Act Registration No. 333-43491

Investment Company Act No. 811-333-08587

Dear Sir or Madam:

On behalf of Prudential Jennison MLP Fund (the “Fund”), a new series of Prudential Investment Portfolios 18 (effective October 31, 2013 the registrant will change its name from “Prudential Jennison 20/20 Focus Fund” to “Prudential Investment Portfolios 18”) (the “Trust”), pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), transmitted herewith for filing Post-Effective Amendment No. 26 to the Registration Statement under the 1933 Act; Amendment No. 27 to the Registration Statement under the 1940 Act (the “Amendment”). Such Amendment has been marked to indicate changes effected in said Amendment as compared to Post-Effective Amendment No. 25 under the 1933 Act and Amendment No. 26 under the 1940 Act.

This filing is being made pursuant to Rule 485(a) under the 1933 Act in order to add the Fund as a new series of the Trust.

The Fund intends to file a subsequent post-effective amendment on or before December 3, 2013 pursuant to Rule 485(b) under the 1933 Act, to include certain other exhibits, as well as non-material financial and other information, and information responsive to any comments from the staff of the Securities and Exchange Commission (the “Staff”) regarding the Amendment filed herewith.

To assist you with the review of this filing, we note that many sections of the Registration Statement are substantially similar to those sections in Registration Statements which were recently reviewed by the Staff: Prudential World Fund,

Registration Statement on Form N-1A, effective on September 24, 2013 (File No. 002-89725 and 811-03981); Prudential Investment Portfolios 15, Registration Statement on Form N-1A, effective on October 26, 2012 (File No. 002-63394 and 811-02896); Prudential Investment Portfolios 12, effective December 21, 2010 (File No. 333-42705, and 811-08565) (collectively the “Prior Registration Statements”).

The Amendment contains all applicable Staff comments to the Prior Registration Statements. The Amendment includes substantially similar disclosure to the Prior Registration Statements, except with respect to the following sections as described below.

Summary Prospectus

•	Fund Fees and Expenses with respect to the line item and footnote relating to deferred income tax expenses.
•	Principal Investment Strategies with respect to the disclosure relating to master limited partnership (MLP) investments and the Fund’s tax status as a C-corporation.
•	Tax Information.

Prospectus

•	How the Fund Invests-Investment Objective and Policies with respect to the disclosure relating to MLP investments and the Fund’s tax status as C-corporation.
•	Investment Risks with respect to the disclosure relating to MLP investments and the Fund’s tax status as C-corporation.
•	Fund Distribution and Taxes is substantially different than the Prior Filings since the Fund is taxed as a C-corporation.

Statement of Additional Information

•	Investment Risks and Considerations with respect to the disclosure relating to MLP investments.
•	Taxes, Dividends and Distributions is substantially different than the Prior Filings since the Fund is taxed as a C-Corporation.

With respect to the disclosure that is substantially different than the Prior Registration Statements, the Registrant notes that other complexes have mutual funds that are structured substantially similar to the Fund. If the staff would find it useful, we could provide the staff with such precedent upon request.

Since the Amendment is substantially similar to the Prior Registration Statements of mutual funds in the same fund complex that were recently reviewed by the Staff and declared effective by the Staff, we request that the Amendment receives “no review” or limited review if deemed necessary by the staff, except with respect to the sections that the registrant has noted as being substantially different. The Amendment will go effective on December 3, 2013 and we would appreciate receiving the Staff’s comments, if any, on or about November 25, 2013.

If you have any questions or comments with respect to the foregoing, or if I can be of any further assistance in facilitating the Staff’s review, please contact me at 973-802-5032. Thank you for your assistance in this matter.

Sincerely yours,

/s/ Claudia DiGiacomo

Claudia DiGiacomo

Vice President and Corporate Counsel